Employee Long Term Incentive Plan - Weighted Average Assumptions Used to Estimate the Fair Value of Grants (Detail)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Class D Units
Dividend yield	0.00%
Class D Units [Member]
Class D Units
Risk-free interest rate, Minimum			1.71%
Risk-free interest rate	0.50%	1.62%
Risk-free interest rate, Maximum			2.39%
Dividend yield
Volatility rate, Minimum			42.00%
Volatility	58.00%	47.00%
Volatility rate, Maximum			49.00%
Expected term	4 years
Class D Units [Member] | Minimum [Member]
Class D Units
Expected term		6 years	6 years
Class D Units [Member] | Maximum [Member]
Class D Units
Expected term		8 years	8 years